UNITED STATES
                       SECURITIES AND EXCHANGE COMMISSION
                             Washington, D.C. 20549

                                   FORM 24F-2
                        Annual Notice of Securities Sold
                             Pursuant to Rule 24f-2

            Read Instructions at end of Form before preparing Form.

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

   1.      Name and address of issuer:

           Reich & Tang Distributors, Inc.             Gruntal & Co., LLC
           (formerly Reich & Tang Distrubutor L.P.)    14 Wall Street
           600 Fifth Avenue                            New York, New York  10005
           New York, New York  10020-2302

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   2.      The name of each series or class of securities for which this Form is filed (if the Form is being filed for all series and classes of securities of the issuer, check the box but do not list series or classes): / /

           Municipal Securities Trust, Series 47
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   3.      Investment Company Act File Number:    811-2868


           Securities Act File Number:   33-33606

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   4(a).  Last day of fiscal year for which this Form is filed:  December 31, 1998


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   4(b)./ /  Check box if this Form is being filed late (i.e., more than 90 calendar days after the end of the issuer's fiscal year).  (See Instruction A.2)


   Note:  If the Form is being filed late, interest must be paid on the registration fee due.


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   4(c)./ /  Check box if this is the last time the issuer  will be filing this Form.



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677611.1

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   5. Calculation of registration fee:

                                                                                                                     >
   (i)     Aggregate sale price of securities sold during the fiscal year
           pursuant to section 24(f):                                                                              $78,976.00
                                                                                                                    ---------
   (ii)    Aggregate price of securities redeemed or repurchased
           during the fiscal year:                                                             $74,624.00
                                                                                               ----------
   (iii)   Aggregate price of securities redeemed or repurchased
           during any prior fiscal year ending no earlier than October 11,
           1995 that were not previously used to reduce registration fees
           payable to the Commission:                                                          $3,929,942.20
                                                                                               -------------
   (iv)    Total available redemption credits [add items 5(ii) and 5(iii)]:                                        $4,004,566.20
                                                                                                                    ------------
   (v)     Net sales -- if Item 5(i) is  greater  than Item  5(iv)  [subtract                                      $       0
           Item 5(iv) from Item 5(i)]:                                                                              ------------

   (vi)    Redemption credits available for use in future years ___  if
           Item 5(i) is less than Item 5(iv) [subtract Item  5(iv) from Item
           5(i)]:                                                                              $(4,004,566.20)
                                                                                               ---------------
   (vii)   Multiplier for determining registration fee (See Instruction C.9):                                      x  .000278
                                                                                                                   ----------
   (viii)  Registration  fee due [multiply  Item 5(v) by Item 5(vii)]  (enter
           "0" if no fee is due):                                                                                  =$       0
                                                                                                                   ==========
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   6.      Prepaid Shares

   If the response to Item 5(i) was determined by deducting an amount of securities that were registered under the Securities Act of 1933 pursuant to rule 24e-2 as in effect before October 11, 1997, then report the amount of securities (number of shares or other units) deducted here: 0. If there is a number of shares or other units that were registered pursuant to rule 24e-2 remaining unsold at the end of the fiscal year for which this form is filed that are available for use by the issuer in future fiscal years, then state that number here: 0.

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2
   7.      Interest  due -- if this  Form is being  filed  more  than 90 days after the end of the issuer's fiscal year (see Instruction D):
                                                                                                                   +$         0
                                                                                                                    ---------------
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   8.      Total of the amount of the  registration fee due plus any interest due [line 5(viii) plus line 7]:

                                                                                                                   =$       0
                                                                                                                    ===============
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   9.      Date the registration fee and any interest payment was sent to the
           Commission's lockbox depository:

                  Method of Delivery:

                                                 / /    Wire Transfer
                                                 / /    Mail or other means

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677611.1

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                                   SIGNATURES

        This report has been signed below by the following persons on behalf of the issuer and in the capacities and on the dates indicated.




        By (Signature and Title)*        /s/PETER J. DEMARCO
                                         --------------------------
                                         Peter J. DeMarco, Executive
                                         Vice President and as Attorney-in-Fact
                                         --------------------------------------
                                         for Gruntal & Co., LLC
                                         --------------------------------------


    Date:  March 29, 1999

  *Please print the name and title of the signing officer below the signature.


677611.1